Property, plant and equipment - Schedule of Interest and AFUDC Capitalized (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Capitalization [Line Items]
Total	$ 6,352	$ 12,812
Allowance for borrowed funds
Schedule of Capitalization [Line Items]
AFUDC capitalized on regulated property:	4,604	9,440
Allowance for equity funds
Schedule of Capitalization [Line Items]
AFUDC capitalized on regulated property:	$ 1,748	$ 3,372